BUSINESS SEGMENTS (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Revenues:
Net investment income (a)									$ 1,354.1		$ 1,366.9		$ 1,292.7
Fee revenue and other income (a)									18.2		16.8		15.6
Total revenues									4,062.8		4,053.7		4,401.9
Benefits and expenses:
Insurance policy benefits									2,699.0		2,723.7		3,066.7
Loss on extinguishment of debt									3.4		6.8		22.2
Other operating costs and expenses									704.5		690.3		717.5
Total expenses									3,792.6		3,849.7		4,273.2
Income before net realized investment gains (losses) and fair value changes in embedded derivative liabilities (net of related amortization) and income taxes									270.2		204.0		128.7
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Total segment revenues									4,062.8		4,053.7		4,401.9
Net realized investment gains (losses)									61.8		30.2		(60.5)
Consolidated revenues	1,051.1	992.3	1,032.0	1,049.2	1,075.8	1,052.5	953.2	1,002.4	4,124.6		4,083.9		4,341.4
Insurance policy benefits - fair value changes in embedded derivative liabilities (a)									34.4	[1]	0	[1]	0	[1]
Amortization related to fair value changes in embedded derivative liabilities (a)									(14.0)	[1]	0	[1]	0	[1]
Amortization related to net realized investment gains (losses)									5.4		9.3		(3.6)
Consolidated expenses									3,818.4		3,859.0		4,269.6
Segment Balance Sheet Information [Abstract]
Assets	32,921.9				31,394.9				32,921.9		31,394.9
Liabilities	28,308.1				27,583.3				28,308.1		27,583.3
Selected Financial Information by Segment [Abstract]
Present value of future profits	697.7				1,008.6				697.7		1,008.6		1,175.9		1,477.8
Deferred acquisition costs	797.1				999.6				797.1		999.6
Insurance liabilities	24,697.5				24,488.5				24,697.5		24,488.5
Bankers Life [Member]
Revenues:
Annuities									33.4		39.5		41.4
Health									1,347.3		1,366.0		1,711.7
Life									231.7		190.7		206.1
Net investment income (a)									766.3	[2]	758.9	[2]	678.1	[2]
Fee revenue and other income (a)									13.8	[2]	12.8	[2]	10.2	[2]
Total revenues									2,392.5		2,367.9		2,647.5
Benefits and expenses:
Insurance policy benefits									1,570.1		1,607.3		1,905.0
Amortization									206.3		207.9		209.9
Interest expense on investment borrowings									4.8		1.0		0
Other operating costs and expenses									320.4		314.2		329.5
Total expenses									2,101.6		2,130.4		2,444.4
Income before net realized investment gains (losses) and fair value changes in embedded derivative liabilities (net of related amortization) and income taxes									290.9		237.5		203.1
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Total segment revenues									2,392.5		2,367.9		2,647.5
Segment Balance Sheet Information [Abstract]
Assets	16,800.0				15,823.1				16,800.0		15,823.1
Liabilities	14,757.1				14,083.3				14,757.1		14,083.3
Selected Financial Information by Segment [Abstract]
Present value of future profits	201.8				467.2				201.8		467.2
Deferred acquisition costs	491.0				662.3				491.0		662.3
Insurance liabilities	13,720.4				13,065.8				13,720.4		13,065.8
Washington National [Member]
Revenues:
Health									565.7		559.3		563.2
Life									15.6		16.8		29.4
Other									3.8		4.9		5.3
Net investment income (a)									189.5	[2]	185.4	[2]	188.9	[2]
Fee revenue and other income (a)									1.0	[2]	1.1	[2]	1.5	[2]
Total revenues									775.6		767.5		788.3
Benefits and expenses:
Insurance policy benefits									464.5		450.6		467.0
Amortization									44.9		46.6		45.2
Interest expense on investment borrowings									0.7		0		0
Other operating costs and expenses									169.4		169.9		175.2
Total expenses									679.5		667.1		687.4
Income before net realized investment gains (losses) and fair value changes in embedded derivative liabilities (net of related amortization) and income taxes									96.1		100.4		100.9
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Total segment revenues									775.6		767.5		788.3
Segment Balance Sheet Information [Abstract]
Assets	4,360.4				3,978.9				4,360.4		3,978.9
Liabilities	3,449.1				3,170.7				3,449.1		3,170.7
Selected Financial Information by Segment [Abstract]
Present value of future profits	402.0				426.9				402.0		426.9
Deferred acquisition costs	142.3				126.8				142.3		126.8
Insurance liabilities	2,954.7				2,979.2				2,954.7		2,979.2
Colonial Penn [Member]
Revenues:
Health									5.9		6.8		8.1
Life									197.1		188.1		188.0
Net investment income (a)									41.1	[2]	39.3	[2]	38.7	[2]
Fee revenue and other income (a)									0.9	[2]	0.7	[2]	0.9	[2]
Total revenues									245.0		234.9		235.7
Benefits and expenses:
Insurance policy benefits									150.1		144.8		143.0
Amortization									15.0		12.5		17.6
Other operating costs and expenses									84.6		73.4		64.8
Total expenses									249.7		230.7		225.4
Income before net realized investment gains (losses) and fair value changes in embedded derivative liabilities (net of related amortization) and income taxes									(4.7)		4.2		10.3
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Total segment revenues									245.0		234.9		235.7
Segment Balance Sheet Information [Abstract]
Assets	879.2				885.2				879.2		885.2
Liabilities	742.4				733.9				742.4		733.9
Selected Financial Information by Segment [Abstract]
Present value of future profits	72.6				81.7				72.6		81.7
Deferred acquisition costs	51.5				48.5				51.5		48.5
Insurance liabilities	725.5				717.8				725.5		717.8
Other CNO Business [Member]
Revenues:
Annuities									12.2		12.9		29.5
Health									27.7		29.9		32.1
Life									248.4		252.5		275.8
Other									1.7		2.6		3.0
Net investment income (a)									344.1	[2]	364.6	[2]	371.9	[2]
Total revenues									634.1		662.5		712.3
Benefits and expenses:
Insurance policy benefits									479.9		521.0		551.7
Amortization									39.8		48.7		76.2
Interest expense on investment borrowings									20.3		20.0		20.5
Other operating costs and expenses									78.8		82.0		104.9
Total expenses									618.8		671.7		753.3
Income before net realized investment gains (losses) and fair value changes in embedded derivative liabilities (net of related amortization) and income taxes									15.3		(9.2)		(41.0)
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Total segment revenues									634.1		662.5		712.3
Segment Balance Sheet Information [Abstract]
Assets	8,964.9				8,990.6				8,964.9		8,990.6
Liabilities	7,857.8				8,152.1				7,857.8		8,152.1
Selected Financial Information by Segment [Abstract]
Present value of future profits	21.3				32.8				21.3		32.8
Deferred acquisition costs	112.3				162.0				112.3		162.0
Insurance liabilities	7,296.9				7,725.7				7,296.9		7,725.7
Corporate Operations [Member]
Revenues:
Net investment income (a)									13.1		18.7		15.1
Fee revenue and other income (a)									2.5		2.2		3.0
Total revenues									15.6		20.9		18.1
Benefits and expenses:
Interest expense on investment borrowings									0.2		0		0
Interest expense on corporate debt									76.3		79.3		84.7
Interest expense on borrowings of variable interest entities									11.8		12.9		12.7
Loss on extinguishment of debt									3.4		6.8		22.2
Other operating costs and expenses									51.3		50.8		43.1
Total expenses									143.0		149.8		162.7
Income before net realized investment gains (losses) and fair value changes in embedded derivative liabilities (net of related amortization) and income taxes									(127.4)		(128.9)		(144.6)
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Total segment revenues									15.6		20.9		18.1
Segment Balance Sheet Information [Abstract]
Assets	1,917.4				1,717.1				1,917.4		1,717.1
Liabilities	1,501.7				1,443.3				1,501.7		1,443.3
Embedded Derivative Financial Instruments [Member]
Segment Reporting Information [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Net			$ 20.4

[1]	Prior to June 30, 2011, we maintained a specific block of investments in our trading securities account (which we carried at estimated fair value with changes in such value recognized as investment income from policyholder and reinsurer accounts and other special-purpose portfolios) to offset the income statement volatility caused by the effect of interest rate fluctuations on the value of embedded derivatives related to our fixed index annuity products. During the second quarter of 2011, we sold this trading portfolio, which resulted in $20.4 million of decreased earnings since the volatility caused by the accounting requirements to record embedded options at fair value were no longer being offset.
[2]	It is not practicable to provide additional components of revenue by product or services.